Pension Liability (Details) - Schedule of pension plan - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of pension plan [Abstract]
Service cost	$ 24,875	$ 25,206	$ 25,617
Interest cost	832	2,992	2,190
Expected return on assets	(1,713)	(4,249)	(3,294)
Effect of settlement	(28,754)	(5,810)
Administrative expenses	1,185	1,946	2,053
Net periodic pension cost (benefit)	$ (3,575)	$ 20,085	$ 26,566